Note 9 - Other Disclosures - Options Granted (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($) € / shares	Dec. 31, 2020 EUR (€) USD ($) € / shares	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Number of options granted | $	1,805,100	1,805,100	0
Increase in equity (kEUR)	€ 1,981	€ 32,160
Share options [member]
Statement Line Items [Line Items]
Number of options granted | $	1,805,100	1,805,100
Weighted average fair value at grant date (EUR) (in EUR per share) | € / shares	€ 19.26	€ 19.26
Expense of the period (kEUR)	€ 1,898	€ 32,160
Increase in equity (kEUR)	€ 1,898	€ 32,160